Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 17, 2021	Nov. 17, 2020	May 17, 2020	Apr. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock, shares (in Shares)					23,000,000	23,000,000
Sale of stock price per share (in Dollars per share)		$ 10.00			$ 10.00	$ 10.00
Sale of stock, value		$ 230,000,000
Common stock price per share (in Dollars per share)		$ 11.50
Offering costs		$ 4,600,000			$ 4,600,000
Underwriting fee					4,100,000	$ 4,100,000
Other cost					$ 500,000	$ 500,000
Sale of stock price per share (in Dollars per share)		$ 10.00
Aggregate fair market value, percentage					80.00%	80.00%
Net tangible assets					$ 5,000,001	$ 5,000,001
Redemption percentage					100.00%	100.00%
Aggregate Purchase price (in Shares)					225,000,000.0
Dissolution expenses	$ 100,000					$ 100,000
Promissory note				$ 2,300,000	$ 2,300,000
Public per share value (in Dollars per share)				$ 0.10	$ 0.10
Operating bank account					$ 128,719	1,250
Working capital deficit					3,155,564	45,897
Interest income					11,487	800
Outstanding under the loans payable					3,461,000	428,000
Interest to pay dissolution expenses					$ 100,000	$ 100,000
Pipe [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Aggregate Purchase price (in Shares)					9,500,000
Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business combination, description		Each warrant will become exercisable on the later of 30 days after the completion of the Business Combination or 12 months from the closing of the Initial Public Offering and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation.
Sale of stock price per share (in Dollars per share)					$ 10.00	$ 10.00
Trust agreement, description			Pursuant to the terms of the Amended and Restated Certificate of Incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company, in order for the time available for the Company to consummate a Business Combination to be extended, the Sponsor or its affiliates or permitted designees, upon five days advance notice prior to the applicable deadline, must deposit into the Trust Account $2,300,000 ($0.10 per Public Unit), on or prior to the date of the applicable deadline, for each of the available four month extensions providing a total possible business combination period of 22 months at a total payment value of $9,200,000 ($0.10 per Public Unit).
Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Percentage of voting interest					50.00%	50.00%
IPO [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock, shares (in Shares)		23,000,000				23,000,000
Sale of stock price per share (in Dollars per share)		$ 10.00
Sale of stock, value		$ 230,000,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock, shares (in Shares)		3,000,000			3,000,000	3,000,000
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock, shares (in Shares)		500,000			500,000
Sale of stock price per share (in Dollars per share)		$ 10.00			$ 10.00
Sale of stock, value		$ 5,000,000			$ 5,000,000
Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Aggregate Purchase price (in Shares)					4,500,000
Interest income					$ 5,815
Contribution					25,000	$ 25,000
Sponsor loan					140,000	140,000
Outstanding under the loans payable					1,161,000	428,000
Additional amount of loan payable					2,300,000	0
Expenses relating to investigating and selecting					$ 1,750,000	1,750,000
Outstanding under sponsor loan						$ 428,000
Sponsor [Member] | Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business combination, description						Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity from the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective target businesses, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination. The Company also intends, but is not obligated to, utilize extensions available to extend the Business Combination Period, if necessary. It is the current intention of the Sponsor to exercise, at a minimum, two four month extensions should a Business Combination not occur, as noted above, such that the life of the Company will be at least one year and one day from the issuance of these financial statements.
Forecast [Member] | Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Trust agreement, description	Pursuant to the terms of the Amended and Restated Certificate of Incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company, in order for the time available for the Company to consummate a Business Combination to be extended, the Sponsor or its affiliates or permitted designees, upon five business days advance notice prior to the applicable deadline, must deposit into the Trust Account $2,300,000 ($0.10 per Public Share) on or prior to the date of the applicable deadline, for each of the available four month extensions providing a total possible Combination Period of 22 months at a total payment value of $9,200,000 ($0.10 per Public Share), including the $2,300,000 deposited by the Sponsor on April 30, 2021.
Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock price per share (in Dollars per share)					$ 10.00
Redemption percentage					15.00%	15.00%
Aggregate Purchase price (in Shares)					22,500,000